SHARE CAPITAL - Disclosure of number and weighted average exercise prices of share options (Details)	9 Months Ended	12 Months Ended
	May 31, 2020 $ / shares Share	Aug. 31, 2019 Share $ / shares
Disclosure of classes of share capital [abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | Share	1,554,000	308,550
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period (CAD per share)	$ 2.61	$ 45.20
Number of share options forfeited in share-based payment arrangement | Share		(308,550)
Weighted average exercise price of share options forfeited in share-based payment arrangement (CAD per share)		$ 45.20
Number of share options granted in share-based payment arrangement | Share	1,628,500	1,554,000
Weighted average exercise price of share options granted in share-based payment arrangement (CAD per share)	$ 1.81	$ 2.61
Number of share options outstanding in share-based payment arrangement at end of period	3,182,500	1,554,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period (CAD per share)		$ 2.61